Risk Report - Impaired loans, allowance for loan losses and coverage ratios by business division (Detail) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Total Consolidated Segments [Domain Member]
Impaired Loans, Allowance and Coverage Ratio by Business Division [Line Items]
Impaired loans	€ 6,234
Loan loss allowance	€ 3,921
Impaired loan coverage ratio in %	63.00%
Corporate & Investment Bank [Member]
Impaired Loans, Allowance and Coverage Ratio by Business Division [Line Items]
Impaired loans	€ 2,517
Loan loss allowance	€ 1,565
Impaired loan coverage ratio in %	62.00%
Private & Commercial Bank [Member]
Impaired Loans, Allowance and Coverage Ratio by Business Division [Line Items]
Impaired loans	€ 3,717
Loan loss allowance	€ 2,355
Impaired loan coverage ratio in %	63.00%
Asset Management [Member]
Impaired Loans, Allowance and Coverage Ratio by Business Division [Line Items]
Impaired loans	€ 0
Loan loss allowance	0
Non-Core Operations Unit [Member]
Impaired Loans, Allowance and Coverage Ratio by Business Division [Line Items]
Impaired loans	0
Loan loss allowance	0
thereof: assets reclassified to loans and receivables according to IAS 39 [Member]
Impaired Loans, Allowance and Coverage Ratio by Business Division [Line Items]
Impaired loans	0
Loan loss allowance	0
Corporate & Other [Member]
Impaired Loans, Allowance and Coverage Ratio by Business Division [Line Items]
Impaired loans	1
Loan loss allowance	€ 1